INCOME TAXES	12 Months Ended
Dec. 30, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
Income tax expense consists of the following:

	2012	2011	2010
Current:
Federal	$—	$—	$192
Foreign	413	629	111
State and local	68	(264)	640
	$481	$365	$943

Deferred:
Federal	$—	$75,068	$4,367
Foreign	53	(104)	—
State and local	—	16,366	588
	$53	$91,330	$4,955
Total	$534	$91,695	$5,898

Consolidated pretax (loss) income is comprised of the following sources:

	2012	2011	2010

U.S. pretax (loss) income	$(29,326)	$(35,538)	$12,586
Non-U.S. pretax income	1,384	1,800	1,110

Total	$(27,942)	$(33,738)	$13,696

The Worker, Homeownership, and Business Assistance Act of 2009 allowed the carry back of certain federal net operating losses for up to five years.  Under this Act, in 2010 we recovered $625 of alternative minimum tax paid in 2007 and 2008.  There are no other recoverable taxes within the five year carryback period.
The components of the net current deferred tax liability and net long-term deferred tax asset consist of the following:

	December 30, 2012	January 1, 2012
Current deferred tax:
Allowance for doubtful accounts	$886	$1,162
Inventories	(4,031)	(6,620)
Compensation and benefits	4,375	5,824
Other	3,404	4,909

Total current tax asset	4,634	5,275
Less: valuation allowance	(6,343)	(8,162)

Net current deferred tax liability	$(1,709)	$(2,887)

Long-term deferred tax:
Depreciation	$(1,524)	$(4,268)
Goodwill and intangible assets	550	2,475
Pension	97,755	91,177
Capital loss carryforwards	20,575	14,536
Net operating loss carryforward	33,859	29,875
Federal tax credit	1,600	1,600
Other	6,238	6,184

Total long-term tax asset	159,053	141,579
Less: valuation allowance	(136,288)	(117,583)

Net long-term deferred tax asset	$22,765	$23,996

Net deferred tax asset	$21,056	$21,109

At December 30, 2012, the Company has unused U.S. federal and state net operating loss carryforwards of $87,819 and $70,890, generally expiring from 2013 through 2030. In addition, we have a U.S. capital loss carryforward of $2,425 that expires in 2014.
We review the potential realization of future tax benefits of all deferred tax assets. The Company concluded after evaluating all positive and negative evidence regarding the potential realization of the Company's deferred tax assets, a valuation allowance is necessary primarily based on cumulative losses in recent years, (defined as the current and two preceding years) and recent actuarial pension losses. A valuation allowance is recorded against the entire U.S. net deferred tax asset except for $21,000 related to the pension liability. We are forecasting that the pension liability will be reduced by future actuarial gains prior to funding the related liability; therefore, the deferred tax asset will be realized without the need for future taxable income. Because of the cumulative losses in recent years, the Company is not relying on forecasts of future taxable income to realize any U.S. deferred tax assets.
We also have a Canadian capital loss carryforward of $126,579 that has an indefinite carryforward period. A full valuation allowance has been provided for the tax benefit associated with this capital loss as it is more likely than not that this capital loss will not be utilized.
The reconciliation of the statutory federal income tax rate and the effective tax rate follows:

	2012	2011	2010

Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	(0.6)	4.8	5.8
Change in cash surrender value	0.4	(0.6)	(1.2)
Meals and entertainment	(0.4)	(0.6)	1.2
Change in unrecognized tax benefits	0.6	1.2	1.4
Adjustment to prior year tax accruals	0.1	(0.2)	2.1
Foreign statutory rate differential	0.2	0.3	—
Rate adjustment to deferred taxes	—	(2.1)	—
Deficiencies on equity awards	(2.4)	(0.4)	0.7
Valuation allowance	(34.7)	(309.3)	(2.0)
Permanent and other items	(0.1)	0.1	0.1

Effective tax rate	(1.9)%	(271.8)%	43.1%

State tax expense reflects state tax liabilities derived primarily from a tax base other than net income.
The Company and its subsidiaries file income tax returns in the U.S. federal, various state, and Mexican jurisdictions.  With few exceptions, based on expiration of statutes of limitation, the Company is no longer subject to federal income tax examinations by tax authorities for years before 2009 or state, local, or non-U.S. income tax examinations by tax authorities for years before 2008.  However, federal and state net operating and capital loss carryforwards generated from 2001 through 2011 are subject to review by taxing authorities in the year utilized.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010

Balance at beginning of year	$1,375	$1,912	$1,755
Adjustments for tax positions of current year	490	—	—
Adjustments for tax positions of prior years	—	—	157
Reductions from lapse of applicable statute of limitations	(236)	(486)	—
Settlements	—	(51)	—

Balance at end of year	$1,629	$1,375	$1,912

These unrecognized tax benefits, if recognized, would favorably affect the effective income tax rate of a future period or periods unless the benefits are in deferred taxes and reserved with a valuation allowance.  We do not anticipate any material change in the total amount of unrecognized tax benefits to occur within the next 12 months.
Our continuing policy is to recognize interest and penalties related to income tax matters in tax expense.  The amount of interest and penalty expense recorded in 2012, 2011, and 2010 was not material.
Income taxes have not been provided on undistributed earnings of certain foreign subsidiaries as the Company considers such earnings to be permanently reinvested outside of the United States.  The additional U.S. taxable income and tax that would arise on repatriation of the remaining undistributed earnings could be wholly or partially offset by net operating loss carryforwards and foreign tax credits on repatriation.  However, it is impractical to estimate the amount of net income and withholding tax that might be payable.